J.P. MORGAN MUNICIPAL BOND FUNDS

JPMORGAN TRUST I

JPMorgan California Tax Free Bond Fund

JPMorgan National Municipal Income Fund

JPMorgan New York Tax Free Bond Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 21, 2023

to the current Summary Prospectuses, Prospectus and Statement of Additional Information,

as supplemented

Portfolio Manager Retirement in October 2023. David Sivinski has announced his retirement from J.P. Morgan Investment Management Inc., to be effective October 31, 2023.

Portfolio Manager Additions. Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

JPMorgan California Tax Free Bond Fund

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
David Sivinski*	2005	Executive Director
Michelle Hallam	2004	Managing Director
Kevin M. Ellis	2023	Managing Director

*	Mr. Sivinski will retire effective October 31, 2023.

JPMorgan National Municipal Income Fund

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Richard Taormina	2006	Managing Director
David Sivinski*	2005	Executive Director
Kevin M. Ellis	2014	Managing Director

*	Mr. Sivinski will retire effective October 31, 2023.

JPMorgan New York Tax Free Bond Fund

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
David Sivinski*	2005	Executive Director
Kevin M. Ellis	2005	Managing Director
Michelle Hallam	2023	Managing Director

*	Mr. Sivinski will retire effective October 31, 2023.

SUP-MBTF-PM-823

In addition, the “The Funds’ Management and Administration — The Portfolio Managers” section of the Funds’ Prospectuses is hereby deleted in its entirety and replaced with the following:

JPMorgan California Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund

David Sivinski, CFA charterholder and Executive Director, has been the lead portfolio manager responsible for the day-to-day management of the JPMorgan California Tax Free Bond Fund and the JPMorgan New York Tax Free Bond Fund since April 2005 and March 2005, respectively. In addition to his role as portfolio manager, Mr. Sivinski coordinates municipal management for a number of high net worth clients that focus principally on single state municipal bonds. Mr. Sivinski will retire effective October 31, 2023, after which Michelle G. Hallam will serve as lead portfolio manager responsible for the day-to-day management of the JPMorgan California Tax Free Bond Fund. She has participated in the management of the Fund since June 2004 and has also participated in the management of the JPMorgan New York Tax Free Bond Fund since 2023. Biographical information on Mrs. Hallam is described under the JPMorgan Tax Free Bond Fund. After Mr. Sivinski’s retirement, Kevin M. Ellis will serve as the lead portfolio manager responsible for the day-to-day management of the JPMorgan New York Tax Free Bond Fund. Mr. Ellis has participated in the management of the JPMorgan New York Tax Free Bond Fund since May 2005, and in the JPMorgan California Tax Free Bond Fund since 2023. Biographical information on Mr. Ellis is described under the JPMorgan Short-Intermediate Municipal Bond Fund.

JPMorgan National Municipal Income Fund

Richard Taormina has been the lead portfolio manager responsible for the day-to-day management of the JPMorgan National Municipal Income Fund since February 2006. Biographical information on Mr. Taormina is described under the JPMorgan Tax Free Bond Fund. David Sivinski has also participated in the management of the JPMorgan National Municipal Income Fund since June 2005. In addition to his role as portfolio manager, Mr. Sivinski coordinates municipal management for a number of high net worth clients that focus principally on single state municipal bonds. Mr. Sivinski will retire effective October 31, 2023. Kevin M. Ellis has also participated in the management of the JPMorgan National Municipal Income Fund since 2014. Biographical information on Mr. Ellis is described under the JPMorgan Short-Intermediate Municipal Bond Fund.

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to each Fund is deleted in its entirety and replaced with the following:

The following table shows information regarding all of the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 28, 2023:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
California Tax Free Bond Fund
David Sivinski*	3	$4,181,459	0	$0	7	$368,453
Michelle Hallam	2	956,721	0	0	92	3,006,574
Kevin M. Ellis[1]	9	5,918,945	0	0	33	2,082,832

National Municipal Income Fund
Richard Taormina	7	$6,728,550	0	$0	4	$490,731
David Sivinski*	3	903,633	0	0	7	368,453
Kevin M. Ellis	6	2,451,419	0	0	107	2,757,201

New York Tax Free Bond Fund
David Sivinski*	3	$4,100,068	0	$0	7	$368,453
Kevin M. Ellis	6	5,647,854	0	0	107	2,757,201
Michelle Hallam[1]	4	2,567,809	0	0	71	2,569,800

*	Mr. Sivinski will retire effective October 31, 2023.
1	As of 7/31/2023.

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2023:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
California Tax Free Bond Fund
David Sivinski**	0	$0	0	$0	0	$0
Michelle Hallam	0	0	0	0	0	0
Kevin M. Ellis[1]	0	0	0	0	0	0

National Municipal Income Fund
Richard Taormina	0	$0	0	$0	0	$0
David Sivinski**	0	0	0	0	0	0
Kevin M. Ellis	0	0	0	0	0	0

New York Tax Free Bond Fund
David Sivinski**	0	$0	0	$0	0	$0
Kevin M. Ellis	0	0	0	0	0	0
Michelle Hallam[1]	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	Mr. Sivinski will retire effective October 31, 2023.
1	As of 7/31/2023.

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the Statement of Additional Information with respect to each Fund is deleted in its entirety and replaced with the following:

The following table indicates for each Fund the dollar range of securities beneficially owned by each portfolio manager, as of February 28, 2023. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to the Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund shares.

Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
California Tax Free Bond Fund
David Sivinski*	X
Michelle Hallam	X
Kevin M. Ellis[1]	X

National Municipal Income Fund
Richard Taormina		X
David Sivinski*	X
Kevin M. Ellis		X

New York Tax Free Bond Fund
David Sivinski*	X
Kevin M. Ellis	X
Michelle Hallam[1]	X

*	Mr. Sivinski will retire effective October 31, 2023.
1	As of 7/31/2023.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMION

FOR FUTURE REFERENCE